RELATED PARTY TRANSACTIONS (Details)			1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 13, 2021 shares	May 29, 2020 shares	Jan. 31, 2022 shares	May 31, 2020 USD ($) shares	Sep. 30, 2022 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 D $ / shares
Related Party Transaction
Aggregate purchase price | $						$ 25,000
Founder Shares | Sponsor | ACE SO5
Related Party Transaction
Number of shares transferred (in shares)			755,930
Founder Shares | Sponsor | Sunny Siu
Related Party Transaction
Number of shares transferred (in shares)	1,678,500
Founder Shares | Sponsor | Class B ordinary shares
Related Party Transaction
Number of shares issued				5,750,000
Aggregate purchase price | $				$ 25,000
Number of shares transferred (in shares)	1,678,500	155,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					1 year		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00		$ 12.00
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							30
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days		150 days